Income Tax Expense - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current income tax expense			$ 780
Deferred tax expense (credit)	241	141	(418)
Income tax expenses, Total	$ 241	$ 141	$ 362